Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 13, 2019
Registrant Name	dei_EntityRegistrantName	BlackRock ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001761055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2019
Prospectus Date	rr_ProspectusDate	Mar. 13, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A